UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 9/30/2015

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 104.8%

Consumer Discretionary – 15.4%
Auto Components - 2.6%
Drew Industries [1,2]	38,400	$2,097,024
Fuel Systems Solutions [3]	152,000	734,160
Global & Yuasa Battery	50,500	1,739,388
Motorcar Parts of America [3]	50,000	1,567,000
Standard Motor Products	61,853	2,157,433

		8,295,005

Distributors - 0.8%
Core-Mark Holding Company	16,800	1,099,560
Weyco Group	59,600	1,611,584

		2,711,144

Diversified Consumer Services - 1.8%
American Public Education [3]	73,200	1,716,540
Capella Education	1,300	64,376
Collectors Universe	90,500	1,364,740
Liberty Tax Cl. A [2]	108,264	2,521,469
Lincoln Educational Services [3]	266,700	136,017

		5,803,142

Hotels, Restaurants & Leisure - 0.0%
Nathan’s Famous	2,100	79,842

Household Durables - 2.6%
Cavco Industries [3]	21,691	1,476,940
Ethan Allen Interiors [2]	69,700	1,840,777
Flexsteel Industries [2]	24,400	762,500
iRobot Corporation [1,2,3]	15,000	437,100
Lifetime Brands [1,2]	130,794	1,828,500
Skyline Corporation [3]	183,400	528,192
Stanley Furniture [3]	93,468	275,731
Universal Electronics [3]	30,300	1,273,509

		8,423,249

Internet & Catalog Retail - 1.2%
Blue Nile [1,2,3]	66,300	2,223,702
FTD Companies [3]	48,700	1,451,260

		3,674,962

Leisure Products - 1.4%
Arctic Cat	11,500	255,070
LeapFrog Enterprises Cl. A [2,3]	446,000	318,221
Nautilus [3]	192,500	2,887,500
Smith & Wesson Holding Corporation [2,3]	53,600	904,232
Sturm, Ruger & Co.	1,100	64,559

		4,429,582

Media - 1.3%
Rentrak Corporation [3]	24,800	1,340,936
Sizmek [3]	5,800	34,742
Value Line	169,000	2,617,810

		3,993,488

Specialty Retail - 1.7%
Aeropostale [3]	165,000	102,300
America’s Car-Mart [1,2,3]	18,100	598,929
Destination Maternity	190,600	1,757,332
Kirkland’s	7,900	170,166
Le Chateau Cl. A [3]	685,000	189,921
Lewis Group	57,000	255,382
MarineMax [3]	2,800	39,564
Shoe Carnival [2]	31,628	752,746
Stage Stores [2]	25,000	246,000
Systemax [1,2,3]	74,000	554,260
TravelCenters of America LLC [3]	2,900	29,957
West Marine [3]	86,000	755,080

		5,451,637

Textiles, Apparel & Luxury Goods - 2.0%
Crown Crafts	159,359	1,308,337
Culp	32,900	1,055,103
J.G. Boswell Company [4]	2,490	1,630,950
Movado Group [2]	44,374	1,146,180
YGM Trading	1,422,000	1,287,657

		6,428,227

Total		49,290,278

Consumer Staples – 2.8%
Beverages - 0.2%
Crimson Wine Group [3,4]	58,124	525,441

Food Products - 2.6%
Binggrae	18,078	1,147,397
Farmer Bros. [2,3]	47,200	1,286,200
John B. Sanfilippo & Son	21,700	1,112,342
Landec Corporation [3]	75,610	882,369
Limoneira Company	6,400	107,072
Seneca Foods Cl. A [3]	51,400	1,354,390
Seneca Foods Cl. B [3]	42,500	1,360,000
SunOpta [3]	168,281	817,846
Waterloo Investment Holdings [3,5]	806,207	306,358

		8,373,974

Total		8,899,415

Energy – 2.1%
Energy Equipment & Services - 0.9%
Canadian Energy Services & Technology	25,000	115,586
Dawson Geophysical [3]	93,654	356,822
Geospace Technologies [1,2,3]	9,500	131,195
Gulf Island Fabrication	103,216	1,086,865
Matrix Service [2,3]	25,300	568,491
North American Energy Partners	50,000	109,000
Pioneer Energy Services [1,2,3]	57,500	120,750
Tesco Corporation [2]	58,000	414,120

		2,902,829

Oil, Gas & Consumable Fuels - 1.2%
Ardmore Shipping	15,500	187,240
Dorchester Minerals L.P.	94,127	1,361,076
Permian Basin Royalty Trust	266,333	1,627,295
Resolute Energy [1,2,3]	102,100	39,615
StealthGas [3]	132,203	593,591

		3,808,817

Total		6,711,646

Financials – 20.0%
Banks - 2.3%
Bank of N.T. Butterfield & Son	438,100	775,437
BCB Holdings [3]	543,900	45,253
Blue Hills Bancorp	50,000	692,500
Bryn Mawr Bank	25,000	776,750
Chemung Financial [2]	31,000	883,500
Fauquier Bankshares [2]	140,200	2,164,688
First Bancorp (The)	40,200	767,820
Peapack-Gladstone Financial	53,606	1,134,839

		7,240,787

Capital Markets - 10.5%
ASA Gold and Precious Metals	206,150	1,612,093
BHF Kleinwort Benson Group [3]	230,000	1,372,606
Cowen Group [3]	100,000	456,000
Diamond Hill Investment Group [1,2]	17,479	3,251,793
Dundee Corporation Cl. A [3]	220,000	1,421,057
Equity Trustees	43,150	690,761
FBR & Co.	51,684	1,055,387
Fiera Capital Cl. A	78,000	696,710
Fifth Street Asset Management Cl. A	269,503	2,013,187
INTL FCStone [1,2,3]	41,727	1,030,240
JZ Capital Partners	253,999	1,552,388
Medley Management Cl. A	163,400	1,081,708
MVC Capital [1,2]	387,400	3,180,554
Newtek Business Services	58,500	961,155
OHA Investment	230,820	976,369
Queen City Investments [3,4]	948	1,327,200
Silvercrest Asset Management
Group Cl. A	228,600	2,471,166
Sprott	1,268,333	2,252,491
U.S. Global Investors Cl. A	676,254	1,169,919
Urbana Corporation	237,600	357,869
Westwood Holdings Group [2]	34,700	1,885,945
ZAIS Group Holdings Cl. A [1,2,3]	292,160	2,752,147

		33,568,745

Consumer Finance - 0.6%
EZCORP Cl. A [1,2,3]	201,000	1,240,170
J.G. Wentworth Company Cl. A [3]	160,000	788,800

		2,028,970

Diversified Financial Services - 0.6%
Banca Finnat Euramerica	1,310,000	724,756
GAIN Capital Holdings	25,000	182,000
PICO Holdings [1,2,3]	45,700	442,376
Warsaw Stock Exchange	52,900	531,364

		1,880,496

Insurance - 2.9%
eHealth [1,2,3]	100,000	1,281,000
Hallmark Financial Services [3]	114,000	1,309,860
Independence Holding Company	105,380	1,365,725
National Western Life Insurance Cl. A [1,2]	7,033	1,566,249
State Auto Financial [1,2]	97,264	2,218,592
United Fire Group [2]	38,603	1,353,035

		9,094,461

Real Estate Investment Trusts (REITs) - 0.5%
BRT Realty Trust [3]	230,331	1,633,047

Real Estate Management & Development - 2.6%
AV Homes [3]	75,300	1,018,056
Forestar Group [1,2,3]	53,000	696,950
FRP Holdings [1,2,3]	88,381	2,663,803
Griffin Industrial Realty	47,746	1,180,759
Hopefluent Group Holdings	1,400,000	362,395
Marcus & Millichap [3]	1,800	82,782
Tejon Ranch [1,2,3]	112,162	2,446,253
Tejon Ranch (Warrants) [3]	13,146	2,103

		8,453,101

Total		63,899,607

Health Care – 11.8%
Biotechnology - 1.8%
Aquinox Pharmaceuticals [3]	18,622	262,011
ARIAD Pharmaceuticals [1,2,3]	114,102	666,356
Celsion Corporation [3]	115,555	192,977
ChemoCentryx [3]	55,000	332,750
Fortress Biotech [3]	147,400	383,240
Sangamo BioSciences [3]	137,048	772,951
Zealand Pharma [3]	141,100	3,109,565

		5,719,850

Health Care Equipment & Supplies - 4.6%
Allied Healthcare Products [3]	21,471	24,692
Analogic Corporation	17,200	1,411,088
AngioDynamics [2,3]	42,163	556,130
Atrion Corporation [2]	9,994	3,747,350
Cerus Corporation [1,2,3]	140,000	635,600
Cynosure Cl. A [3]	1,500	45,060
Derma Sciences [3]	74,958	353,052
Exactech [1,2,3]	137,200	2,391,396
Inogen [3]	5,400	262,170
Invacare Corporation [2]	44,300	641,021
STRATEC Biomedical	14,000	814,153
Symmetry Surgical [3]	2,975	26,478
Syneron Medical [3]	69,200	494,780
TearLab Corporation [3]	100,000	201,000
Trinity Biotech ADR Cl. A	81,600	933,504
Utah Medical Products	38,100	2,052,447

		14,589,921

Health Care Providers & Services - 3.7%
Aceto Corporation [2]	93,519	2,567,096
Addus HomeCare [3]	44,400	1,383,060
CorVel Corporation [1,2,3]	40,000	1,292,000
Cross Country Healthcare [3]	216,600	2,947,926
Landauer	32,343	1,196,368
National Research Cl. A	40,033	477,994
PharMerica Corporation [1,2,3]	40,000	1,138,800
Psychemedics Corporation	37,500	377,625
U.S. Physical Therapy	12,600	565,614

		11,946,483

Health Care Technology - 0.6%
Computer Programs and Systems [2]	24,000	1,011,120
HealthStream [3]	24,227	528,391
Vocera Communications [3]	33,100	377,671

		1,917,182

Pharmaceuticals - 1.1%
Agile Therapeutics [1,2,3]	80,000	539,200
Lipocine [3]	90,467	1,070,224
Repros Therapeutics [3]	129,000	958,470
Theravance Biopharma [3]	83,509	917,764

		3,485,658

Total		37,659,094

Industrials – 17.3%
Aerospace & Defense - 0.6%
Breeze-Eastern Corporation [3]	24,233	338,777
CPI Aerostructures [3]	15,700	138,317
FLYHT Aerospace Solutions [3]	800,200	113,929
Innovative Solutions and Support [3]	142,828	387,064
Kratos Defense & Security Solutions [3]	72,324	305,207
SIFCO Industries	45,800	506,548

		1,789,842

Air Freight & Logistics - 0.2%
Frontier Services Group [3]	4,229,086	762,292

Building Products - 1.8%
AAON [1,2]	30,300	587,214
Apogee Enterprises	31,900	1,424,335
Burnham Holdings Cl. A [4]	117,000	2,029,950
Insteel Industries	60,500	972,840
Patrick Industries [3]	16,900	667,381

		5,681,720

Commercial Services & Supplies - 1.3%
CompX International Cl. A	107,500	1,181,425
Heritage-Crystal Clean [1,2,3]	235,077	2,414,241
Team [2,3]	17,500	562,100

		4,157,766

Construction & Engineering - 3.6%
Ameresco Cl. A [3]	295,700	1,738,716
Integrated Electrical Services [3]	570,682	4,405,665
Layne Christensen [1,2,3]	50,000	325,000
MYR Group [1,2,3]	96,800	2,536,160
Northwest Pipe [3]	98,100	1,281,186
Orbit Garant Drilling [3]	1,512,500	1,020,045

		11,306,772

Electrical Equipment - 1.0%
Encore Wire [2]	18,400	601,128
Global Power Equipment Group	55,649	204,232
LSI Industries	99,012	835,661
Orion Energy Systems [3]	100,000	180,000
Powell Industries	28,400	854,840
Preformed Line Products	17,243	640,578

		3,316,439

Industrial Conglomerates - 0.6%
Raven Industries [2]	103,400	1,752,630

Machinery - 4.3%
ARC Group Worldwide [2,3]	39,250	70,650
CIRCOR International [2]	1,100	44,132
Columbus McKinnon	5,300	96,248
Douglas Dynamics	50,000	993,000
Eastern Company (The)	39,750	643,950
Foster (L.B.) Company [2]	46,400	569,792
Graham Corporation [1,2]	86,150	1,520,548
Hurco Companies	57,266	1,502,660
Kadant	34,300	1,338,043
Luxfer Holdings ADR	27,812	300,091
NN	113,900	2,107,150
Pfeiffer Vacuum Technology	21,000	2,419,989
Sun Hydraulics	8,200	225,254
Tennant Company [1,2]	33,500	1,882,030
Twin Disc	7,000	86,870

		13,800,407

Marine - 0.1%
Clarkson	13,000	401,293

Professional Services - 2.1%
Acacia Research [2]	116,300	1,056,004
CBIZ [3]	47,000	461,540
Franklin Covey [2,3]	68,400	1,098,504
Heidrick & Struggles International	73,468	1,428,953
Kforce [2]	3,200	84,096
Mistras Group [3]	4,100	52,685
Navigant Consulting [3]	5,100	81,141
Resources Connection	60,160	906,611
RPX Corporation [3]	104,900	1,439,228

		6,608,762

Road & Rail - 0.8%
Marten Transport	3,300	53,361
Patriot Transportation Holding [1,2,3]	29,460	708,513
Universal Truckload Services [1,2]	120,800	1,880,856

		2,642,730

Trading Companies & Distributors - 0.7%
Houston Wire & Cable	162,075	1,027,555
Lawson Products [3]	47,769	1,034,199
MFC Industrial [3]	70,000	200,200

		2,261,954

Transportation Infrastructure - 0.2%
Touax	53,197	745,048

Total		55,227,655

Information Technology – 24.3%
Communications Equipment - 1.3%
Alliance Fiber Optic Products	48,900	835,701
Applied Optoelectronics [1,2,3]	7,500	140,850
Bel Fuse Cl. A	67,705	1,116,455
CalAmp Corporation [3]	5,500	88,495
Ceragon Networks [3]	29,700	46,332
ClearOne	25,000	294,500
Extreme Networks [3]	320,000	1,075,200
KVH Industries [3]	8,900	89,000
Oclaro [3]	27,900	64,170
PCTEL	44,100	265,041
Sandvine Corporation [3]	22,700	39,464

		4,055,208

Electronic Equipment, Instruments & Components - 8.7%
Agilysys [3]	170,587	1,896,927
Deswell Industries	544,371	832,888
DTS [3]	73,500	1,962,450
Fabrinet [3]	2,200	40,326
FARO Technologies [1,2,3]	60,000	2,100,000
HollySys Automation Technologies	80,200	1,401,896
Inficon Holding	3,600	1,006,444
LRAD Corporation [3]	523,056	873,503
Mercury Systems [3]	47,500	755,725
Mesa Laboratories [1,2]	32,689	3,641,555
Newport Corporation [1,2,3]	204,423	2,810,816
Orbotech [1,2,3]	127,800	1,974,510
PC Connection	43,716	906,233
Perceptron [3]	8,500	64,515
Richardson Electronics	330,900	1,949,001
Rofin-Sinar Technologies [3]	71,100	1,843,623
Rogers Corporation [1,2,3]	14,700	781,746
TTM Technologies [1,2,3]	179,400	1,117,662
Vishay Precision Group [3]	158,000	1,831,220

		27,791,040

Internet Software & Services - 4.1%
Care.com [1,2,3]	390,854	2,008,989
Marchex Cl. B	95,000	382,850
QuinStreet [3]	372,400	2,066,820
Qumu Corporation [3]	161,800	634,256
RealNetworks [3]	244,000	997,960
Reis	25,000	566,250
SciQuest [3]	108,000	1,080,000
Stamps.com [3]	10,800	799,308
Support.com [3]	1,357,663	1,520,583
Textura Corporation [1,2,3]	76,200	1,969,008
United Online [3]	112,700	1,127,000

		13,153,024

IT Services - 2.0%
Cass Information Systems [2]	29,150	1,432,140
Computer Task Group [2]	280,133	1,734,023
Hackett Group (The)	153,000	2,103,750
Innodata [3]	437,275	1,018,851
Sykes Enterprises [3]	4,200	107,100

		6,395,864

Semiconductors & Semiconductor Equipment - 3.7%
Amtech Systems [3]	140,600	604,580
Brooks Automation [1,2]	131,200	1,536,352
Cascade Microtech [3]	105,200	1,487,528
Exar Corporation [3]	121,208	721,187
Intermolecular [3]	260,000	491,400
IXYS Corporation	18,800	209,808
Kulicke & Soffa Industries [3]	88,000	807,840
MoSys [1,2,3]	402,275	599,390
Nanometrics [3]	50,800	616,712
Nova Measuring Instruments [3]	102,600	987,012
Photronics [3]	243,500	2,206,110
Silicon Motion Technology ADR	32,700	893,037
Ultra Clean Holdings [3]	57,000	327,180
Xcerra Corporation [3]	26,200	164,536

		11,652,672

Software - 3.4%
American Software Cl. A	122,752	1,156,324
BSQUARE Corporation [3]	98,675	652,242
Computer Modelling Group	276,500	2,347,504
ePlus [3]	17,199	1,359,925
Gigamon [3]	3,600	72,036
Model N [3]	65,000	650,650
PSI [3]	34,000	456,020
Rubicon Project [3]	60,500	879,065
SeaChange International [3]	274,000	1,726,200
TiVo [3]	122,600	1,061,716
VASCO Data Security International [3]	22,200	378,288

		10,739,970

Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology [3]	7,600	60,496
Intevac [3]	251,700	1,157,820
Kortek	135,007	1,631,706
Kortek (Rights) [3,5]	27,870	76,417
TransAct Technologies	78,600	716,046

		3,642,485

Total		77,430,263

Materials – 6.1%
Chemicals - 1.4%
Balchem Corporation [1,2]	11,775	715,567
Chase Corporation	3	118
FutureFuel Corporation	102,000	1,007,760
Hawkins [2]	19,866	764,841
Quaker Chemical [2]	27,400	2,111,992

		4,600,278

Construction Materials - 0.7%
Ash Grove Cement [4]	8,000	1,608,000
Monarch Cement [4]	16,303	489,253

		2,097,253

Containers & Packaging - 0.5%
UFP Technologies [3]	70,736	1,616,317

Metals & Mining - 3.5%
Alamos Gold Cl. A	46,044	170,444
Ampco-Pittsburgh	91,820	1,001,756
Central Steel & Wire [4]	788	489,348
Comstock Mining [3]	615,000	381,300
Exeter Resource [3]	246,500	78,880
Haynes International [2]	49,901	1,888,254
Hecla Mining	44,518	87,701
Horsehead Holding Corporation [1,2,3]	11,900	36,176
Imdex [3]	602,290	78,323
MAG Silver [3]	96,050	683,876
Major Drilling Group International	686,857	2,290,381
Materion Corporation	50,000	1,501,000
Olympic Steel	100,000	995,000
Pretium Resources [3]	90,000	544,923
Universal Stainless & Alloy Products [3]	73,600	778,688
Victoria Gold [3]	550,000	53,578

		11,059,628

Total		19,373,476

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
ORBCOMM [3]	45,800	255,564

Total		255,564

Utilities – 0.3%
Gas Utilities - 0.1%
Shizuoka Gas	40,000	260,756

Independent Power & Renewable Electricity Producer - 0.0%
Alterra Power [3]	450,000	141,626

Water Utilities - 0.2%
GWR Global Water Resources	106,000	523,447

Total		925,829

Miscellaneous [6] – 4.6%
Total		14,739,998

TOTAL COMMON STOCKS
(Cost $345,860,806)		334,412,825

PREFERRED STOCK – 0.4%
Seneca Foods Conv. [3,4]
(Cost $578,719)	45,409	1,150,664

REPURCHASE AGREEMENT – 12.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $39,758,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$40,557,400)
(Cost $39,758,000)		39,758,000

TOTAL INVESTMENTS – 117.6%
(Cost $386,197,525)		375,321,489

LIABILITIES LESS CASH
AND OTHER ASSETS – (17.6)%		(56,126,531)

NET ASSETS – 100.0%		$319,194,958

[1]	At September 30, 2015, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $57,855,248.
[2]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at September 30, 2015. Total market value of pledged securities at September 30, 2015, was $94,445,690.

[3]	Non-income producing.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]	Includes securities first acquired in 2015 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $387,104,512. At September 30, 2015, net unrealized depreciation for all securities was $11,783,023, consisting of aggregate gross unrealized appreciation of $64,114,285 and aggregate gross unrealized depreciation of $75,897,308. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.- traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$304,542,859	$29,487,191	$382,775	$334,412,825
Preferred Stocks	–	1,150,664	–	1,150,664
Cash Equivalents	–	39,758,000	–	39,758,000

Level 3 Reconciliation:
			Realized and
			Unrealized
	Balance as of 12/31/14	Sales	Gain (Loss)	Balance as of 9/30/15

Common Stocks	$325,702	$1	$57,074	$382,775

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of September 30, 2015, the Fund has outstanding borrowings of $60,000,000. During the period ended September 30, 2015, the Fund borrowed an average daily balance of $60,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: November 20, 2015

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 20, 2015